CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2020
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

 NOTE 6 – CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

See accounting policies in Notes 2(2.5).

The following table provides a reconciliation of gross amount between line items in the statement of financial position and categories of financial instruments as of December 31, 2020 and 2019.

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2020		at		debt		equity		Amortized		carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	34,025,535	Ps.	34,025,535
Trading assets	8		11,038,856		—		—		—		11,038,856
Debt securities			4,780,993		—		—		—		4,780,993
Equity securities			5,123,939		—		—		—		5,123,939
Derivative assets			1,133,924		—		—		—		1,133,924
Investment securities	9		7,385		28,966,356		1,515,090		5,580,128		36,068,959
Measured at fair value			7,385		28,966,356		1,515,090		—		30,488,831
Measured at amortized cost			—		—		—		5,580,128		5,580,128
Loans	11		—		—		—		206,447,165		206,447,165
Other accounts receivable	12		2,958,385		—		—		12,381,009		15,339,394
Measured at fair value			2,958,385		—		—		—		2,958,385
Measured at amortized cost			—		—		—		12,381,009		12,381,009
Hedging derivative assets	10		156,220		—		—		—		156,220
Total financial assets		Ps.	14,160,846	Ps.	28,966,356	Ps.	1,515,090	Ps.	258,433,837	Ps.	303,076,129

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	1,452,574	Ps.	—	Ps.	—	Ps.	—	Ps.	1,452,574
Hedging derivative liabilities	10		56,627		—		—		—		56,627
Customer deposits	20		—		—		—		211,841,597		211,841,597
Financial obligations	21		—		—		—		58,624,766		58,624,766
Total financial liabilities		Ps.	1,509,201	Ps.	—	Ps.	—	Ps.	270,466,363	Ps.	271,975,564

		Mandatorily		FVOCI –		FVOCI –				Total
December 31, 2019		at		debt		equity		Amortized		carrying
Assets	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	30,117,236	Ps.	30,117,236
Trading assets	8		9,113,668		—		—		—		9,113,668
Debt securities			4,673,113		—		—		—		4,673,113
Equity securities			3,523,121		—		—		—		3,523,121
Derivative assets			917,434		—		—		—		917,434
Investment securities	9		10,102		21,608,992		1,328,092		3,053,862		26,001,048
Measured at fair value			10,102		21,608,992		1,328,092		—		22,947,186
Measured at amortized cost			—		—		—		3,053,862		3,053,862
Loans	11		—		—		—		182,128,114		182,128,114
Other accounts receivable	12		2,706,030		—		—		9,282,734		11,988,764
Measured at fair value			2,706,030		—		—		—		2,706,030
Measured at amortized cost			—		—		—		9,282,734		9,282,734
Hedging derivative assets	10		166,598		—		—		—		166,598
Total financial assets		Ps.	11,996,398	Ps.	21,608,992	Ps.	1,328,092	Ps.	224,581,946	Ps.	259,515,428

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		carrying
Liabilities	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	962,438	Ps.	—	Ps.	—	Ps.	—	Ps.	962,438
Hedging derivative liabilities	10		94,298		—		—		—		94,298
Customer deposits	20		—		—		—		175,491,421		175,491,421
Financial obligations	21		—		—		—		54,844,576		54,844,576
Total financial liabilities		Ps.	1,056,736	Ps.	—	Ps.	—	Ps.	230,335,997	Ps.	231,392,733